Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Net sales	$ 4,188,152	$ 9,873,300	$ 9,491,770	$ 21,084,827	$ 34,424,314	$ 64,811,151
Cost of goods sold	1,759,776	2,924,439	3,416,804	6,278,250	10,801,871	18,264,494
Gross profit	2,428,376	6,948,861	6,074,966	14,806,577	23,622,443	46,546,657
Operating expenses
Selling and marketing expenses	2,037,596	5,022,160	4,795,396	10,172,635	17,239,655	29,740,974
General and administrative expenses	4,557,922	5,540,701	9,108,825	10,269,011	19,714,963	18,983,209
Total operating expenses	6,595,518	10,562,861	13,904,221	20,441,646	36,954,618	48,724,183
Operating loss	(4,167,142)	(3,614,000)	(7,829,255)	(5,635,069)	(13,332,175)	(2,177,526)
Other income (expense):
Interest expense, net	(3,321,410)	(3,126,358)	(6,441,464)	(6,056,372)	(12,204,444)	(47,613)
Gain on employee warrants liability	52,875	646,930	167,835	1,781,100	2,511,350	530,335
Gain on extinguishment of debt				1,040,400	1,040,400
Impairment loss on assets					(1,610,523)
Unrealized gain (loss) on investments	(11,553,933)	2,114,970	(6,669,760)	2,114,970	3,663,940
Other non-operating income (expense), net	49,632	9,559	139,799	(14,046)	(211,035)	(134,726)
Total other (expense), net	(14,772,836)	(354,899)	(12,803,590)	(1,133,948)	(6,810,312)	347,996
Loss before income taxes	(18,939,978)	(3,968,899)	(20,632,845)	(6,769,017)	(20,142,487)	(1,829,530)
Income tax benefit	(554,075)	(1,254,134)	(893,932)	(506,245)	(3,035,990)	(594,509)
Net loss	(18,385,903)	(2,714,765)	(19,738,913)	(6,262,772)	(17,106,497)	(1,235,021)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	(263,751)	(8,230)	(408,017)	23,973	(65,109)
Total other comprehensive (loss) income	(263,751)	(8,230)	(408,017)	23,973	(65,109)
Comprehensive loss	$ (18,649,654)	$ (2,722,995)	$ (20,146,930)	$ (6,238,799)	$ (17,171,606)	$ (1,235,021)
Loss per share:
Basic	$ (0.07)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.08)	$ (0.01)
Diluted	$ (0.07)	$ (0.01)	$ (0.07)	$ (0.03)
Weighted average shares:
Basic and diluted	262,832,833	187,567,291	270,531,857	186,009,840	206,211,711	172,046,517